Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

13Equity

Share capital

The share capital of the parent company Materialise NV consists of 59,067,186 ordinary nominative shares at December 31, 2022 (2021: 59,063,521; 2020: 54,169,257) with no nominal but par value of €0.076 in 2022 (2021:€0.076; 2020: €0.076) for a total amount of K€4,487 at December 31, 2022 (2021:K€4,489; 2020:K€4,096).

	Total	Total
	number of	Shareholders’	Total
in 000€, except share data	ordinary shares	capital	share premium
Outstanding at January 1, 2020	53,172,513	3,066	138,090
Capital increase through exercise of warrants	487,840	30	3,082
Capital increase through exercise of convertible bonds	508,904	1,000	—
Equity settled share-based payments expense	—	—	103
Merger with Ailanthus NV	13,428,688	1,862	—
Cancellation treasury shares (Ailanthus NV)	(13,428,688)	(1,862)	—
Outstanding on December 31, 2020	54,169,257	4,096	141,275
Capital increase through exercise of warrants	294,264	22	2,322
Capital increase through public offering	4,600,000	371	90,235
Equity settled share-based payments expense	—	—	41
Outstanding on December 31, 2021	59,063,521	4,489	233,872
Capital increase through exercise of warrants	3,665	(2)	22
Equity settled share-based payments expense	—	—	—
Outstanding on December 31, 2022	59,067,186	4,487	233,895

The shareholders’ capital increased by K€0 in 2022 as a result of the exercise of warrants outstanding and fully vested. The number of new shares issued was 3,665 at an average price of €5.5 per share, including share premium.

Share premium

In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.

The carrying value of the share premium is K€233,895 at December 31, 2022 (2021: K€233,872; 2020: K€141,275). The change in 2022 is the result of the capital increase via exercise of warrants of K€22.

The change in 2021 is the result of the share-based payment of K€41, the capital increase via exercise of warrants of K€2,322 and the capital increase via public offering of K€90,235. The change in 2020 is the result of the share-based payment expense of K€103 and the capital increase via exercise of warrants of K€3,082.

Other reserves

The nature and purpose of the other reserves is as follows:

	As of December 31,
in 000€	2022	2021	2020
Legal reserve	279	279	279
Other reserves	1,987	1,987	2,574
Equity-settled share-based payment expense	72	72	72
Other Comprehensive Income (loss)	(10,606)	(9,087)	(7,796)
Other reserves	(8,268)	(6,749)	(4,871)

Based on the statutory result and after final result allocation approved by the annual shareholders meeting the legal reserve is increased by reserving 5% of the yearly statutory profit until the legal reserve reaches at least 10% of the shareholders’ capital. The legal reserve cannot be distributed to the shareholders.

The Group did not pay any dividend during 2022, 2021 and 2020.

Other comprehensive loss

Other comprehensive loss consists of the following:

	Currency	Fair value	Total OCI
	Translation	adjustment	attributable to
	Differences	equity	the
in ‘000€	& Other	investments	shareholder
At January 1, 2020	(1,394)	—	(1,394)
Currency translation impact	(6,025)	—	(6,025)
Fair value adjustment	—	489	489
Acquisition non-controlling interest - OCI	(866)	—	(866)
At December 31, 2020	(8,285)	489	(7,796)
Currency translation impact	2,152	—	2,152
Fair value adjustment	—	(3,443)	(3,443)
At December 31, 2021	(6,133)	(2,954)	(9,087)
Currency translation impact	(1,427)	−	(1,427)
Fair value adjustment	−	(92)	(92)
At December 31, 2022	(7,560)	(3,046)	(10,606)

Non-controlling interest

As of December 1, 2020, Materialise acquired the remaining 25% non-controlling interest held by a third party in Engimplan in return for the Spine business line. The non-controlling interest with a carrying amount of K2,213 was derecognized.

As of June 22, 2021, the Group, together with Zhenyuan (Tianjin) Medical Appliances Technology Co., Ltd., incorporated a new subsidiary with the name Tianjin Zhenyuan Materialise Medical Technology Limited Company. This entity will be responsible for all regulatory requirements regarding the Materialise Mimics Enlight Lung Software on the Chinese market. Both Materialise and Zhenyuan will work on development and distribution, in a collaborating manner. Materialise holds 51% of the shares, Zhenyuan 49%. In 2021, in respect of this majority-owned subsidiary, a non-controlling interest has been recognized, which had a carrying value of K€1 at December 31, 2021 and K€(28) at December 31, 2022.